Schedule of investments
Delaware Investments Dividend and Income Fund, Inc.
February 28, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.58%
Capital Goods — 0.07%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	28,000	$55,155
		55,155
Communications — 0.96%
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	138,000	130,110
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	178,000	190,567
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	171,000	171,196
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	60,000	59,062
Liberty Media 2.25% exercise price $33.19, maturity date 9/30/46	383,000	179,786
		730,721
Consumer Non-Cyclical — 1.47%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	131,000	137,034
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	176,000	186,567
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	10,000	11,455
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	150,000	165,105
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	46,000	62,120
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	177,000	$201,231
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	63,000	84,190
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	46,000	68,934
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	214,000	197,545
		1,114,181
Electric — 0.28%
NextEra Energy Partners 144A 0.357% exercise price $76.16, maturity date 11/15/25 #, ^	49,000	53,377
NRG Energy 2.75% exercise price $46.25, maturity date 6/1/48	138,000	160,267
		213,644
Energy — 0.90%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	319,000	263,880
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	155,000	182,706
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	238,000	236,538
		683,124
Financials — 0.20%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	107,000	138,292

NQ-DDF [2/21] 4/21 (1595568)    1

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials (continued)
Repay Holdings 144A 0.484% exercise price $33.60, maturity date 2/1/26 #, ^	10,000	$9,911
		148,203
Industrials — 0.28%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	83,000	208,567
		208,567
REITs — 0.40%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	184,000	188,449
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	103,000	116,324
		304,773
Technology — 1.78%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	215,000	199,186
CSG Systems International 4.25% exercise price $56.67, maturity date 3/15/36	155,000	165,226
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	69,000	82,962
Microchip Technology 1.625% exercise price $94.40, maturity date 2/15/27	75,000	167,438
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	83,000	168,959
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	98,000	141,818
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	158,000	171,089
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	63,000	$115,949
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	109,000	122,476
Verint Systems 1.50% exercise price $40.55, maturity date 6/1/21	16,000	19,595
		1,354,698
Transportation — 0.24%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	152,000	181,618
		181,618
Total Convertible Bonds (cost $4,496,718)		4,994,684

Corporate Bonds — 40.45%
Automotive — 1.81%
Allison Transmission 144A 5.875% 6/1/29 #	330,000	356,851
Ford Motor 9.00% 4/22/25	140,000	169,548
Ford Motor Credit
3.375% 11/13/25	310,000	315,459
4.542% 8/1/26	305,000	325,969

Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	204,400
		1,372,227
Banking — 1.30%
Morgan Stanley 5.875% 9/15/26 μ, ψ	425,000	478,847
Natwest Group 8.625% 8/15/21 μ, ψ	200,000	206,944
Popular 6.125% 9/14/23	280,000	303,421
		989,212
Basic Industry — 3.85%
Avient 144A 5.75% 5/15/25 #	88,000	93,408
Chemours 144A 5.75% 11/15/28 #	155,000	159,166
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	204,305
144A 7.50% 4/1/25 #	200,000	206,750

2    NQ-DDF [2/21] 4/21 (1595568)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
4.55% 11/14/24	170,000	$187,531
5.45% 3/15/43	185,000	230,207
Hudbay Minerals
144A 4.50% 4/1/26 #	50,000	50,719
144A 7.625% 1/15/25 #	115,000	119,944

Koppers 144A 6.00% 2/15/25 #	215,000	222,122
New Gold 144A 7.50% 7/15/27 #	150,000	158,537
NOVA Chemicals 144A 5.00% 5/1/25 #	130,000	134,794
Olin
5.00% 2/1/30	175,000	183,665
5.125% 9/15/27	195,000	202,444

PowerTeam Services 144A 9.033% 12/4/25 #	290,000	321,900
Standard Industries 144A 4.75% 1/15/28 #	145,000	150,619
Steel Dynamics 5.00% 12/15/26	280,000	295,636
		2,921,747
Capital Goods — 2.30%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	300,000	311,085
Bombardier
144A 6.00% 10/15/22 #	325,000	319,233
144A 7.875% 4/15/27 #	175,000	157,365

Crown Americas 4.75% 2/1/26	285,000	296,223
Reynolds Group Issuer 144A 4.00% 10/15/27 #	150,000	149,718
TransDigm
144A 4.625% 1/15/29 #	70,000	68,950
144A 6.25% 3/15/26 #	125,000	131,893

Vertical US Newco 144A 5.25% 7/15/27 #	300,000	313,313
		1,747,780
Communications — 3.27%
Altice France 144A 7.375% 5/1/26 #	420,000	438,459
Altice France Holding 144A 6.00% 2/15/28 #	305,000	299,085
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Frontier Communications 144A 5.875% 10/15/27 #	145,000	$155,422
Level 3 Financing 144A 4.25% 7/1/28 #	280,000	284,231
Sprint
7.125% 6/15/24	190,000	219,015
7.875% 9/15/23	103,000	119,047

T-Mobile USA 6.50% 1/15/26	305,000	314,912
Zayo Group Holdings
144A 4.00% 3/1/27 #	350,000	349,015
144A 6.125% 3/1/28 #	295,000	304,682
		2,483,868
Consumer Cyclical — 3.49%
Boyd Gaming 4.75% 12/1/27	310,000	315,721
Caesars Entertainment 144A 6.25% 7/1/25 #	295,000	312,700
Carnival
144A 5.75% 3/1/27 #	80,000	81,312
144A 7.625% 3/1/26 #	220,000	231,550

H&E Equipment Services 144A 3.875% 12/15/28 #	90,000	86,737
Hilton Domestic Operating 144A 4.00% 5/1/31 #	475,000	482,422
L Brands
6.875% 11/1/35	160,000	194,349
6.95% 3/1/33	104,000	115,440

Levi Strauss & Co. 144A 3.50% 3/1/31 #	143,000	144,787
MGM Resorts International 4.75% 10/15/28	60,000	62,561
Scientific Games International 144A 8.25% 3/15/26 #	137,000	145,458
Six Flags Entertainment 144A 4.875% 7/31/24 #	90,000	90,220
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	379,000	387,291
		2,650,548
Consumer Non-Cyclical — 2.20%
JBS USA LUX
144A 6.50% 4/15/29 #	160,000	180,299
144A 6.75% 2/15/28 #	20,000	21,975

Kraft Heinz Foods 5.20% 7/15/45	280,000	336,977

NQ-DDF [2/21] 4/21 (1595568)    3

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pilgrim's Pride
144A 5.75% 3/15/25 #	315,000	$321,631
144A 5.875% 9/30/27 #	65,000	69,816
Post Holdings
144A 5.00% 8/15/26 #	100,000	104,412
144A 5.625% 1/15/28 #	180,000	189,288
144A 5.75% 3/1/27 #	170,000	178,334

Primo Water Holdings 144A 5.50% 4/1/25 #	260,000	267,829
		1,670,561
Energy — 5.38%
Apache
4.75% 4/15/43	96,000	93,985
4.875% 11/15/27	75,000	78,727

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	92,000	92,690
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	46,744
5.875% 3/31/25	80,000	92,252
CNX Resources
144A 6.00% 1/15/29 #	155,000	162,459
144A 7.25% 3/14/27 #	70,000	74,988

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	155,000	153,645
DCP Midstream Operating 5.125% 5/15/29	220,000	233,510
Energy Transfer Operating 5.50% 6/1/27	115,000	134,769
EQM Midstream Partners
144A 4.75% 1/15/31 #	90,000	86,850
144A 6.50% 7/1/27 #	155,000	166,489
Genesis Energy
6.50% 10/1/25	40,000	38,887
7.75% 2/1/28	210,000	207,682
8.00% 1/15/27	160,000	162,700
Murphy Oil
5.875% 12/1/27	242,000	238,597
6.875% 8/15/24	40,000	40,650

Murphy Oil USA 144A 3.75% 2/15/31 #	145,000	145,091
NuStar Logistics 5.625% 4/28/27	160,000	167,500
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
3.00% 2/15/27	85,000	$79,959
3.40% 4/15/26	80,000	77,775
3.50% 8/15/29	85,000	81,389
6.125% 1/1/31	140,000	156,671
6.45% 9/15/36	70,000	79,905
6.625% 9/1/30	135,000	153,765

PDC Energy 5.75% 5/15/26	175,000	179,611
Southwestern Energy 7.75% 10/1/27	145,000	155,422
Targa Resources Partners 5.375% 2/1/27	300,000	311,944
TechnipFMC 144A 6.50% 2/1/26 #	295,000	309,128
Western Midstream Operating 4.75% 8/15/28	75,000	78,754
		4,082,538
Financials — 1.32%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	200,000	209,028
Ally Financial 5.75% 11/20/25	435,000	498,924
DAE Funding 144A 5.75% 11/15/23 #	93,000	95,674
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	199,750
		1,003,376
Healthcare — 3.95%
Bausch Health 144A 5.50% 11/1/25 #	300,000	309,060
Centene
3.375% 2/15/30	245,000	252,170
4.625% 12/15/29	165,000	178,249
144A 5.375% 8/15/26 #	275,000	290,125
Community Health Systems
144A 4.75% 2/15/31 #	35,000	34,366
144A 6.625% 2/15/25 #	140,000	147,490

DaVita 144A 4.625% 6/1/30 #	135,000	137,447
Encompass Health 5.75% 9/15/25	120,000	124,500

4    NQ-DDF [2/21] 4/21 (1595568)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	405,000	$454,708
5.875% 2/15/26	165,000	190,938
7.58% 9/15/25	80,000	96,416

Hill-Rom Holdings 144A 5.00% 2/15/25 #	180,000	185,242
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	72,000	78,795
Service Corp. International 4.625% 12/15/27	159,000	168,123
Tenet Healthcare
5.125% 5/1/25	175,000	176,094
144A 6.125% 10/1/28 #	170,000	179,171
		3,002,894
Insurance — 0.83%
HUB International 144A 7.00% 5/1/26 #	315,000	328,559
USI 144A 6.875% 5/1/25 #	295,000	301,450
		630,009
Media — 3.51%
AMC Networks 4.25% 2/15/29	370,000	362,622
CCO Holdings
144A 4.50% 8/15/30 #	175,000	181,432
144A 4.50% 5/1/32 #	40,000	41,138
144A 5.125% 5/1/27 #	120,000	125,872
144A 5.375% 6/1/29 #	130,000	140,252
144A 5.875% 5/1/27 #	190,000	196,840

CSC Holdings 144A 3.375% 2/15/31 #	250,000	240,313
Gray Television
144A 4.75% 10/15/30 #	290,000	290,544
144A 7.00% 5/15/27 #	55,000	60,156

Netflix 5.875% 11/15/28	315,000	378,300
Sinclair Television Group 144A 5.125% 2/15/27 #	195,000	193,942
Sirius XM Radio 144A 5.00% 8/1/27 #	290,000	302,393
Terrier Media Buyer 144A 8.875% 12/15/27 #	145,000	155,603
		2,669,407
Real Estate Investment Trusts — 0.43%
Global Net Lease 144A 3.75% 12/15/27 #	60,000	60,024
GLP Capital 5.375% 4/15/26	110,000	126,515
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	45,000	$45,647
5.75% 2/1/27	85,000	96,183
		328,369
Services — 2.79%
Aramark Services 144A 5.00% 2/1/28 #	345,000	354,056
Ashtead Capital 144A 5.25% 8/1/26 #	530,000	559,150
Covanta Holding 5.875% 7/1/25	210,000	217,635
GFL Environmental 144A 3.75% 8/1/25 #	59,000	60,364
Iron Mountain 144A 4.50% 2/15/31 #	305,000	303,155
Legends Hospitality Holding 144A 5.00% 2/1/26 #	90,000	91,687
Prime Security Services Borrower 144A 5.75% 4/15/26 #	220,000	237,325
United Rentals North America 3.875% 2/15/31	149,000	152,650
Univar Solutions USA 144A 5.125% 12/1/27 #	140,000	146,537
		2,122,559
Technology & Electronics — 1.32%
CommScope Technologies 144A 5.00% 3/15/27 #	100,000	98,145
Go Daddy Operating 144A 3.50% 3/1/29 #	160,000	159,400
RP Crown Parent 144A 7.375% 10/15/24 #	20,000	20,373
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	200,000	206,855
SS&C Technologies 144A 5.50% 9/30/27 #	490,000	518,234
		1,003,007
Transportation — 1.11%
Delta Air Lines 7.375% 1/15/26	372,000	436,140
Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	155,000	162,779
Mileage Plus Holdings 144A 6.50% 6/20/27 #	150,000	164,062

NQ-DDF [2/21] 4/21 (1595568)    5

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	$80,063
		843,044
Utilities — 1.59%
Calpine
144A 5.00% 2/1/31 #	285,000	282,498
144A 5.25% 6/1/26 #	98,000	100,964

Enel 144A 8.75% 9/24/73 #, μ	200,000	233,000
PG&E 5.25% 7/1/30	165,000	176,707
Vistra Operations
144A 5.00% 7/31/27 #	105,000	109,961
144A 5.50% 9/1/26 #	205,000	212,944
144A 5.625% 2/15/27 #	85,000	88,949
		1,205,023
Total Corporate Bonds (cost $29,768,618)		30,726,169
	Number of shares
Common Stock — 87.67%
Communication Services — 8.88%
AT&T	33,951	946,893
Century Communications =, †	500,000	0
Comcast Class A	38,848	2,048,067
Verizon Communications	33,300	1,841,490
Walt Disney †	10,079	1,905,334
		6,741,784
Consumer Discretionary — 4.41%
Dollar Tree †	16,400	1,610,480
Lowe's	10,900	1,741,275
		3,351,755
Consumer Staples — 7.41%
Archer-Daniels-Midland	34,000	1,923,720
Conagra Brands	56,763	1,925,969
Mondelez International Class A	33,400	1,775,544
		5,625,233
Energy — 2.83%
ConocoPhillips	41,379	2,152,122
		2,152,122
Financials — 13.13%
Allstate	16,200	1,726,920
American International Group	47,800	2,100,810
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Discover Financial Services	21,900	$2,060,133
MetLife	35,564	2,048,487
Truist Financial	35,700	2,033,472
		9,969,822
Healthcare — 13.79%
Cardinal Health	33,100	1,705,312
Cigna	8,408	1,764,839
CVS Health	26,500	1,805,445
Johnson & Johnson	11,100	1,758,906
Merck & Co.	25,300	1,837,286
Viatris †	107,822	1,601,157
		10,472,945
Industrials — 9.94%
Caterpillar	10,103	2,181,036
Honeywell International	9,124	1,846,241
Northrop Grumman	5,800	1,691,628
Raytheon Technologies	25,414	1,829,554
		7,548,459
Information Technology — 13.50%
Broadcom	4,200	1,973,454
Cisco Systems	41,000	1,839,670
Cognizant Technology Solutions Class A	24,782	1,820,981
Fidelity National Information Services	7,573	1,045,074
Motorola Solutions	10,100	1,772,348
Oracle	28,000	1,806,280
		10,257,807
Materials — 2.39%
DuPont de Nemours	25,832	1,816,506
		1,816,506
REIT Diversified — 0.32%
Colony Capital	7,405	43,837
Duke Realty	2,600	102,050
Lamar Advertising Class A	240	20,782
Lexington Realty Trust	6,020	64,534
Outfront Media	570	11,560
		242,763
REIT Healthcare — 1.00%
Alexandria Real Estate Equities	830	132,543
CareTrust REIT	1,490	33,048
Healthcare Trust of America Class A	2,860	77,678
Healthpeak Properties	3,305	96,142
Medical Properties Trust	4,990	107,734
National Health Investors	470	32,087

6    NQ-DDF [2/21] 4/21 (1595568)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Healthcare (continued)
Omega Healthcare Investors	540	$20,056
Sabra Health Care REIT	260	4,477
Ventas	2,070	109,503
Welltower	2,150	145,985
		759,253
REIT Hotel — 0.39%
Apple Hospitality REIT	990	14,108
Gaming and Leisure Properties	1,110	49,284
Host Hotels & Resorts	3,760	62,378
Park Hotels & Resorts	630	13,703
Pebblebrook Hotel Trust	690	15,635
RLJ Lodging Trust	450	7,065
Ryman Hospitality Properties	270	20,868
Sunstone Hotel Investors	535	7,067
VICI Properties	3,795	108,158
		298,266
REIT Industrial — 0.73%
Americold Realty Trust	1,430	50,107
CyrusOne	630	41,347
Prologis	4,320	427,982
Terreno Realty	590	33,064
		552,500
REIT Information Technology — 0.74%
Digital Realty Trust	1,445	194,685
Equinix	505	327,411
QTS Realty Trust Class A	690	42,863
		564,959
REIT Mall — 0.22%
Simon Property Group	1,450	163,734
		163,734
REIT Manufactured Housing — 0.24%
Equity LifeStyle Properties	1,280	78,912
Sun Communities	690	104,846
		183,758
REIT Multifamily — 3.44%
American Campus Communities	240	9,830
American Homes 4 Rent Class A	1,400	43,596
Apartment Income REIT	178	7,277
AvalonBay Communities	625	109,844
Camden Property Trust	520	54,158
Equity Residential	31,207	2,041,250
Essex Property Trust	540	137,587
	Number of shares	Value (US $)
Common Stock (continued)
REIT Multifamily (continued)
Invitation Homes	3,860	$112,480
Mid-America Apartment Communities	200	26,946
UDR	1,620	66,695
		2,609,663
REIT Office — 0.51%
Boston Properties	1,360	134,817
Cousins Properties	1,700	57,018
Douglas Emmett	1,910	62,552
Highwoods Properties	1,685	67,333
Kilroy Realty	160	10,154
SL Green Realty	200	13,814
VEREIT	510	19,890
Vornado Realty Trust	480	20,611
		386,189
REIT Self-Storage — 0.58%
CubeSmart	730	26,981
Extra Space Storage	885	111,244
Iron Mountain	700	24,353
Life Storage	695	58,310
National Storage Affiliates Trust	730	28,142
Public Storage	835	195,340
		444,370
REIT Shopping Center — 0.47%
Agree Realty	500	32,280
Brixmor Property Group	4,410	86,789
Federal Realty Investment Trust	540	54,632
Kimco Realty	2,210	40,509
Regency Centers	980	53,684
Retail Opportunity Investments	2,130	33,675
Urban Edge Properties	2,690	44,385
Weingarten Realty Investors	530	13,457
		359,411
REIT Single Tenant — 0.45%
Four Corners Property Trust	1,210	32,779
National Retail Properties	1,270	55,677
Realty Income	2,320	139,803
Spirit Realty Capital	990	42,590
STORE Capital	2,010	67,214
		338,063

NQ-DDF [2/21] 4/21 (1595568)    7

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Specialty — 0.05%
WP Carey	610	$41,809
		41,809
Utilities — 2.25%
Edison International	31,600	1,706,084
		1,706,084
Total Common Stock (cost $53,683,146)		66,587,255

Convertible Preferred Stock — 1.83%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	85	191,992
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,728	90,893
Assurant 6.50% exercise price $106.55, maturity date 3/15/21	922	106,943
Bank of America 7.25% exercise price $50.00 **	65	90,396
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,848	242,352
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	2,890	145,569
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	3,600	196,344
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	235	249,217
QTS Realty Trust 6.50% exercise price $46.72 **	520	73,247
Total Convertible Preferred Stock (cost $1,136,912)		1,386,953

Preferred Stock — 0.32%
Bank of America 6.50% 10/23/24 μ, ψ	220,000	245,366
Total Preferred Stock (cost $226,900)		245,366

Exchange-Traded Funds — 0.03%
iShares Core US REIT ETF	160	8,070
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Real Estate ETF	210	$18,453
Total Exchange-Traded Funds (cost $25,194)		26,523

Short-Term Investments — 1.26%
Money Market Mutual Funds — 1.26%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	240,259	240,259
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	240,259	240,259
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	240,259	240,259
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	240,259	240,259
Total Short-Term Investments (cost $961,036)		961,036

Total Value of Securities—138.14% (cost $90,298,524)		104,927,986
Borrowing Under Line of Credit - (38.84%)		(29,500,000)

Receivables and Other Assets Net of Liabilities — 0.70%		527,533
Net Assets Applicable to 7,611,158 Shares Outstanding—100.00%		$75,955,519
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $19,786,487, which represents 26.05% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

8    NQ-DDF [2/21] 4/21 (1595568)

(Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
ETF – Exchange-Traded Fund
Summary of abbreviations: (continued)
GS – Goldman Sachs
REIT – Real Estate Investment Trust
USD – US Dollar
NQ-DDF [2/21] 4/21 (1595568)    9